VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 96.4%
Australia : 2.9%
Glencore PLC (GBP) 1,714,200 $ 7,894,961
Rio Tinto PLC (ADR) 24,700 1,630,447
9,525,408
Belgium : 0.8%
Titan America SA (USD) 169,400 2,530,836
Underline
Brazil : 1.7%
Suzano SA * 589,700 5,528,870
Underline
Canada : 24.5%
Agnico Eagle Mines Ltd.
(USD) 61,722 10,403,860
Alamos Gold, Inc. (USD) 180,300 6,285,258
ARC Resources Ltd. 69,700 1,271,097
Barrick Mining Corp. (USD) 284,074 9,309,105
Cameco Corp. (USD) 37,900 3,178,294
Capstone Copper Corp. * † 486,100 4,128,549
Cenovus Energy, Inc. (USD) † 80,400 1,365,996
Franco-Nevada Corp. (USD) 34,600 7,712,686
Kinross Gold Corp. (USD) 429,500 10,673,075
NGEx Minerals Ltd. * 13,303 248,051
Nutrien Ltd. (USD) 147,265 8,645,928
Pan American Silver Corp.
(USD) 137,100 5,309,883
Suncor Energy, Inc. 117,000 4,896,228
Teck Resources Ltd. (USD) † 77,900 3,419,031
West Fraser Timber Co.
Ltd. † 48,800 3,317,503
80,164,544
China : 1.1%
PetroChina Co. Ltd. (HKD) 3,877,000 3,514,753
Underline
France : 3.8%
Nexans SA 27,400 4,080,235
TotalEnergies SE 138,000 8,405,389
12,485,624
Jersey, Channel Islands : 1.3%
Yellow Cake PLC 144A * 545,400 4,211,621
Underline
Liechtenstein : 0.4%
Antofagasta PLC (GBP) 34,300 1,275,614
Underline
Luxembourg : 1.4%
ArcelorMittal SA (USD) 131,700 4,760,955
Underline
Netherlands : 2.9%
JBS NV (USD) * 637,950 9,524,594
Underline
South Africa : 6.6%
Anglo American PLC (GBP) 209,777 7,910,124
Gold Fields Ltd. (ADR) 166,300 6,977,948
Northam Platinum Holdings
Ltd. 176,511 2,863,800
Valterra Platinum Ltd.
(GBP) † 52,728 3,758,435
21,510,307
Spain : 0.0%
Soltec Power Holdings SA *
†∞ 38,800 7,289
Underline
Number
of Shares Value
United Kingdom : 4.3%
Shell PLC (ADR) 196,000 $ 14,019,879
Underline
United States : 43.3%
Alcoa Corp. 115,600 3,802,084
Antero Resources Corp. * 36,700 1,231,652
Archer-Daniels-Midland Co. 46,900 2,801,806
Baker Hughes Co. 31,600 1,539,552
Ball Corp. 51,600 2,601,672
Chevron Corp. 43,400 6,739,586
Commercial Metals Co. 28,300 1,621,024
ConocoPhillips 21,843 2,066,129
Corteva, Inc. 56,433 3,816,564
Diamondback Energy, Inc. 9,788 1,400,663
Energy Fuels, Inc. * † 59,800 917,930
EQT Corp. 117,700 6,406,411
Expand Energy Corp. 57,100 6,066,304
Exxon Mobil Corp. 114,726 12,935,356
Flowco Holdings, Inc. 16,690 247,846
FMC Corp. 168,900 5,680,107
Freeport-McMoRan, Inc. 225,639 8,849,562
Graphic Packaging Holding
Co. † 100,700 1,970,699
Hormel Foods Corp. 87,300 2,159,802
Ivanhoe Electric, Inc. / US * 168,300 2,112,165
Kirby Corp. * 42,300 3,529,935
Marathon Petroleum Corp. 17,600 3,392,224
MasTec, Inc. * 10,200 2,170,662
Mosaic Co. 164,700 5,711,796
Newmont Corp. 114,496 9,653,158
Ormat Technologies, Inc. 75,780 7,293,825
Permian Resources Corp. 107,549 1,376,627
Phillips 66 48,300 6,569,766
Solaris Energy Infrastructure,
Inc. 124,500 4,976,265
Steel Dynamics, Inc. 10,400 1,450,072
Tyson Foods, Inc. 120,300 6,532,290
Uranium Energy Corp. * 59,900 799,066
Valero Energy Corp. 43,600 7,423,336
WaterBridge Infrastructure
LLC * 45,400 1,144,988
Weyerhaeuser Co. 185,000 4,586,150
141,577,074
Zambia : 1.4%
First Quantum Minerals Ltd.
(CAD) * 199,300 4,508,130
Underline
Total Common Stocks
(Cost: $228,492,667) 315,145,498
MONEY MARKET FUND : 1.4%
Invesco Treasury Portfolio -
Institutional Class 3.99%(a) 4,460,652 4,460,652
Underline
Total Investments Before Collateral for
Securities Loaned: 97.8%
(Cost: $232,953,319) 319,606,150

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $74,739)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(b) 74,739 $ 74,739
Total Investments: 97.8%
(Cost: $233,028,058) 319,680,889
Other assets less liabilities: 2.2% 7,056,714
NET ASSETS: 100.0% $ 326,737,603
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $12,563,264.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Rate shown is the 7-day yield as of 09/30/25.
(b) Rate shown is the 1-day yield as of 09/30/25.